Current Liabilities – Payables	12 Months Ended
Jun. 30, 2024
Current Liabilities Payables [Abstract]
Current Liabilities – Payables

Note 23. Current Liabilities – Payables

	June 30, 2024	June 30, 2023

	US$	US$
Accounts Payable (unsecured)[1]	38,059,829	17,842,981
Payroll related tax liability	44,592	48,873
Total current payables	38,104,421	17,891,854

1 Accounts Payable are non‑interest bearing and are normally settled on 30 day terms.